Financial Liabilities - Schedule of Contractual Interest and Repayment Obligation to Convertible Bonds and EIB Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Principal repayment	€ 2,031	€ 2,595
Interest payment	305	546
Convertible Bond 2017/2022 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	122	156
Convertible Bond 2017/2022 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	122	156
Convertible Bond 2017/2022 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	2,031	2,595
Interest payment	61	78
Convertible Bond 2017/2022 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Convertible Bond 2017/2022 [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		156
EIB loan 2017 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000
Interest payment	5,843
EIB loan 2017 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	433
EIB loan 2017 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	461
EIB loan 2017 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	10,000
Interest payment	4,949
EIB loan 2017 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2017 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2017 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
EIB loan 2019 [Member]
Statement Line Items [Line Items]
Principal repayment	5,000
Interest payment	2,897
EIB loan 2019 [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	194
EIB loan 2019 [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	204
EIB loan 2019 [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	214
EIB loan 2019 [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment	227
EIB loan 2019 [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment	5,000
Interest payment	2,058
EIB loan 2019 [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment
Leasing Liabilities [Member]
Statement Line Items [Line Items]
Principal repayment	4,025
Interest payment	396
Leasing Liabilities [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment	1,033
Interest payment	146
Leasing Liabilities [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment	1,098
Interest payment	114
Leasing Liabilities [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment	484
Interest payment	64
Leasing Liabilities [Member] | 2023 [Member]
Statement Line Items [Line Items]
Principal repayment	503
Interest payment	44
Leasing Liabilities [Member] | 2024 [Member]
Statement Line Items [Line Items]
Principal repayment	523
Interest payment	24
Leasing Liabilities [Member] | 2025 [Member]
Statement Line Items [Line Items]
Principal repayment	384
Interest payment	€ 4
EBI Loan [Member]
Statement Line Items [Line Items]
Principal repayment		10,000
Interest payment		6,338
EBI Loan [Member] | 2020 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		433
EBI Loan [Member] | 2021 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		461
EBI Loan [Member] | 2022 [Member]
Statement Line Items [Line Items]
Principal repayment		10,000
Interest payment		5,039
EBI Loan [Member] | 2019 [Member]
Statement Line Items [Line Items]
Principal repayment
Interest payment		€ 405